Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Morgan Stanley & Co. LLC
Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, N.A.
BofA Securities, Inc.
UBS Securities LLC
UBS AG New York Branch
BMO Capital Markets Corp.
Bank of Montreal
RBC Capital Markets, LLC
Royal Bank of Canada
(collectively, the “Specified Parties”):

Re: ILPT Commercial Mortgage Trust 2025-LPF2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ILPT 2025-LPF2_Accounting Tape_Final.xlsx” provided by the Company on June 4, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 102 related properties (the “Properties”) as of July 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by ILPT Commercial Mortgage Trust 2025-LPF2, Commercial Mortgage Pass-Through Certificates, Series 2025-LPF2 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
June 4, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by Company
Property Rank	Provided by Company
Property Name	Provided by Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Previous Securitization	Provided by Company
Address	Appraisal Report; Title Policy
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
Market	Underwriting File
Year Built	Appraisal Report; Engineering Report
Year Renovated	Appraisal Report; Engineering Report
Wtd. Avg. Clear Height	Underwriting File
Total NRA	Underwriting File
Unit of Measure	Underwriting File
Leased (%)	Underwriting File
Leased (%) Date	Underwriting File
Dock Doors	Underwriting File
Office % of NRA	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File
% of UW Gross Rent from Investment Grade Tenants	Underwriting File
# of tenants	Underwriting File
WA Lease Expiration Date	Underwriting File
Ownership Interest	Title Policy; Appraisal Report
Senior Mortgage Loan Trust Closing Date Balance	Provided by Company
Senior Mortgage Loan Trust Maturity Date Balance	Provided by Company
Senior Mortgage Loan Companion Closing Date Balance	Provided by Company
Senior Mortgage Loan Companion Maturity Date Balance	Provided by Company
Total Senior Mortgage Loan Closing Date Balance	Provided by Company
Total Senior Mortgage Loan Maturity Date Balance	Provided by Company
Junior Mortgage Loan Closing Date Balance	Provided by Company
Junior Mortgage Loan Maturity Date Balance	Provided by Company
Whole Mortgage Loan Closing Date Balance	Draft Loan Agreement
Whole Mortgage Loan Maturity Date Balance	Draft Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document(s)
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report; Engineering Report
PML %	Seismic Report; Engineering Report
Origination Date	Provided by Company
Senior Mortgage Loan Coupon	Provided by Company
Junior Mortgage Loan Coupon	Provided by Company
Whole Mortgage Loan Coupon	Provided by Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement; Draft Cash Management Agreement
Cash Management Trigger	Draft Loan Agreement; Draft Cash Management Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial Cap Ex Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document(s)
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Base Rent 2022	Underwriting File
Base Rent 2023	Underwriting File
Base Rent 2024	Underwriting File
Base Rent April 2025 TTM	Underwriting File
Base Rent Sponsor Yr 1	Underwriting File
Base Rent UW (In-Place)	Underwriting File
Potential Income from Vacant Space 2022	Underwriting File
Potential Income from Vacant Space 2023	Underwriting File
Potential Income from Vacant Space 2024	Underwriting File
Potential Income from Vacant Space April 2025 TTM	Underwriting File
Potential Income from Vacant Space Sponsor Yr 1	Underwriting File
Potential Income from Vacant Space UW (In-Place)	Underwriting File
Rent Steps 2022	Underwriting File

A-3

ATTACHMENT A

Attribute	Source Document(s)
Rent Steps 2023	Underwriting File
Rent Steps 2024	Underwriting File
Rent Steps April 2025 TTM	Underwriting File
Rent Steps Sponsor Yr 1	Underwriting File
Rent Steps UW (In-Place)	Underwriting File
Credit Rent Steps 2022	Underwriting File
Credit Rent Steps 2023	Underwriting File
Credit Rent Steps 2024	Underwriting File
Credit Rent Steps April 2025 TTM	Underwriting File
Credit Rent Steps Sponsor Yr 1	Underwriting File
Credit Rent Steps UW (In-Place)	Underwriting File
Recoveries 2022	Underwriting File
Recoveries 2023	Underwriting File
Recoveries 2024	Underwriting File
Recoveries April 2025 TTM	Underwriting File
Recoveries Sponsor Yr 1	Underwriting File
Recoveries UW (In-Place)	Underwriting File
Gross Potential Rent 2022	Underwriting File
Gross Potential Rent 2023	Underwriting File
Gross Potential Rent 2024	Underwriting File
Gross Potential Rent April 2025 TTM	Underwriting File
Gross Potential Rent Sponsor Yr 1	Underwriting File
Gross Potential Rent UW (In-Place)	Underwriting File
Economic Vacancy & Credit Loss 2022	Underwriting File
Economic Vacancy & Credit Loss 2023	Underwriting File
Economic Vacancy & Credit Loss 2024	Underwriting File
Economic Vacancy & Credit Loss April 2025 TTM	Underwriting File
Economic Vacancy & Credit Loss Sponsor Yr 1	Underwriting File
Economic Vacancy & Credit Loss UW (In-Place)	Underwriting File
Other Income 2022	Underwriting File
Other Income 2023	Underwriting File
Other Income 2024	Underwriting File
Other Income April 2025 TTM	Underwriting File
Other Income Sponsor Yr 1	Underwriting File
Other Income UW (In-Place)	Underwriting File
Effective Gross Income 2022	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income 2024	Underwriting File
Effective Gross Income April 2025 TTM	Underwriting File

A-4

ATTACHMENT A

Attribute	Source Document(s)
Effective Gross Income Sponsor Yr 1	Underwriting File
Effective Gross Income UW (In-Place)	Underwriting File
Management Fee 2022	Underwriting File
Management Fee 2023	Underwriting File
Management Fee 2024	Underwriting File
Management Fee April 2025 TTM	Underwriting File
Management Fee Sponsor Yr 1	Underwriting File
Management Fee UW (In-Place)	Underwriting File
Payroll 2022	Underwriting File
Payroll 2023	Underwriting File
Payroll 2024	Underwriting File
Payroll April 2025 TTM	Underwriting File
Payroll Sponsor Yr 1	Underwriting File
Payroll UW (In-Place)	Underwriting File
General and Administrative 2022	Underwriting File
General and Administrative 2023	Underwriting File
General and Administrative 2024	Underwriting File
General and Administrative April 2025 TTM	Underwriting File
General and Administrative Sponsor Yr 1	Underwriting File
General and Administrative UW (In-Place)	Underwriting File
Common Area Maintenance 2022	Underwriting File
Common Area Maintenance 2023	Underwriting File
Common Area Maintenance 2024	Underwriting File
Common Area Maintenance April 2025 TTM	Underwriting File
Common Area Maintenance Sponsor Yr 1	Underwriting File
Common Area Maintenance UW (In-Place)	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities April 2025 TTM	Underwriting File
Utilities Sponsor Yr 1	Underwriting File
Utilities UW (In-Place)	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes April 2025 TTM	Underwriting File
Real Estate Taxes Sponsor Yr 1	Underwriting File
Real Estate Taxes UW (In-Place)	Underwriting File
Insurance 2022	Underwriting File

A-5

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance April 2025 TTM	Underwriting File
Insurance Sponsor Yr 1	Underwriting File
Insurance UW (In-Place)	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses April 2025 TTM	Underwriting File
Total Operating Expenses Sponsor Yr 1	Underwriting File
Total Operating Expenses UW (In-Place)	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income April 2025 TTM	Underwriting File
Net Operating Income Sponsor Yr 1	Underwriting File
Net Operating Income UW (In-Place)	Underwriting File
Replacement Reserves 2022	Underwriting File
Replacement Reserves 2023	Underwriting File
Replacement Reserves 2024	Underwriting File
Replacement Reserves April 2025 TTM	Underwriting File
Replacement Reserves Sponsor Yr 1	Underwriting File
Replacement Reserves UW (In-Place)	Underwriting File
Tenant Improvements and Leasing Commissions 2022	Underwriting File
Tenant Improvements and Leasing Commissions 2023	Underwriting File
Tenant Improvements and Leasing Commissions 2024	Underwriting File
Tenant Improvements and Leasing Commissions April 2025 TTM	Underwriting File
Tenant Improvements and Leasing Commissions Sponsor Yr 1	Underwriting File
Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow April 2025 TTM	Underwriting File
Net Cash Flow Sponsor Yr 1	Underwriting File
Net Cash Flow UW (In-Place)	Underwriting File

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
WA Lease Term Remaining	WA Lease Expiration Date minus Cut-off Date, divided by 365
% of Senior Mortgage Loan Trust Closing Date Balance	Respective Senior Mortgage Loan Trust Closing Date Balance divided by the aggregate of Senior Mortgage Loan Trust Closing Date Balance
Senior Mortgage Loan Trust Closing Date Balance per SF	Senior Mortgage Loan Trust Closing Date Balance divided by Total NRA
% of Senior Mortgage Loan Companion Closing Date Balance	Respective Senior Mortgage Loan Companion Closing Date Balance divided by the aggregate of Senior Mortgage Loan Companion Closing Date Balance
Senior Mortgage Loan Companion Closing Date Balance per SF	Senior Mortgage Loan Companion Closing Date Balance divided by Total NRA
% of Total Senior Mortgage Loan Closing Date Balance	Respective Total Senior Mortgage Loan Closing Date Balance divided by the aggregate of Total Senior Mortgage Loan Closing Date Balance
Total Senior Mortgage Loan Closing Date Balance per SF	Total Senior Mortgage Loan Closing Date Balance divided by Total NRA
% of Junior Mortgage Loan Closing Date Balance	Respective Junior Mortgage Loan Closing Date Balance divided by the aggregate of Junior Mortgage Loan Closing Date Balance
Junior Mortgage Loan Closing Date Balance per SF	Junior Mortgage Loan Closing Date Balance divided by Total NRA
% of Whole Mortgage Loan Closing Date Balance	Respective Whole Mortgage Loan Closing Date Balance divided by the aggregate of Whole Mortgage Loan Closing Date Balance
Whole Mortgage Loan Closing Date Balance per SF	Whole Mortgage Loan Closing Date Balance divided by Total NRA
Individual As-Is Appraised Value per SF	Individual As-Is Appraised Value divided by Total NRA
Portfolio Appraised Value per SF	Portfolio Appraised Value divided by Total NRA
Portfolio Appraised Value Premium	Portfolio Appraised Value minus Individual As-Is Appraised Value divided by Individual As-Is Appraised Value
Senior Mortgage Trust Loan Monthly Debt Service Payment	Senior Mortgage Trust Loan Annual Debt Service Payment divided by 12
Senior Mortgage Trust Loan Annual Debt Service Payment	Product of i) Senior Mortgage Loan Coupon, ii) Senior Mortgage Loan Trust Closing Date Balance, and iii) if Interest Calculation (30/360 / Actual/360) is a) Actual/360, 365/360, b) 30/360, 1.
Total Senior Mortgage Loan Monthly Debt Service Payment	Total Senior Mortgage Loan Annual Debt Service Payment divided by 12

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Senior Mortgage Loan Annual Debt Service Payment	Product of i) Senior Mortgage Loan Coupon, ii) Total Senior Mortgage Loan Closing Date Balance, and iii) if Interest Calculation (30/360 / Actual/360) is a) Actual/360, 365/360, b) 30/360, 1.
Junior Mortgage Loan Monthly Debt Service Payment	Junior Mortgage Loan Annual Debt Service Payment divided by 12
Junior Mortgage Loan Annual Debt Service Payment	Product of i) Junior Mortgage Loan Coupon, ii) Junior Mortgage Loan Closing Date Balance, and iii) if Interest Calculation (30/360 / Actual/360) is a) Actual/360, 365/360, b) 30/360, 1.
Whole Loan Monthly Debt Service Payment	Whole Loan Annual Debt Service Payment divided by 12
Whole Loan Annual Debt Service Payment	Product of i) Whole Mortgage Loan Coupon, ii) Whole Mortgage Loan Closing Date Balance, and iii) if Interest Calculation (30/360 / Actual/360) is a) Actual/360, 365/360, b) 30/360, 1.
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning If “Amort Type” is Interest Only, showing 0.
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Senior Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Total Senior Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Senior Mortgage Loan Balloon LTV (Aggregate As-is Values)	Total Senior Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Senior Mortgage Loan Closing Date LTV (Portfolio Value)	Total Senior Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Senior Mortgage Loan Balloon LTV (Portfolio Value)	Total Senior Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Whole Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Whole Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Whole Mortgage Loan Balloon LTV (Aggregate As-is Values)	Whole Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Whole Mortgage Loan Closing Date LTV (Portfolio Value)	Whole Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Whole Mortgage Loan Balloon LTV (Portfolio Value)	Whole Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Senior Mortgage Loan UW NOI Debt Yield	Net Operating Income UW (In-Place) divided by Total Senior Mortgage Loan Closing Date Balance

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Senior Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW (In-Place) divided by Total Senior Mortgage Loan Closing Date Balance
Whole Mortgage Loan UW NOI Debt Yield	Net Operating Income UW (In-Place) divided by Whole Mortgage Loan Closing Date Balance
Whole Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW (In-Place) divided by Whole Mortgage Loan Closing Date Balance
Senior Mortgage Loan UW NOI DSCR	Net Operating Income UW (In-Place) divided by Total Senior Mortgage Loan Annual Debt Service Payment
Senior Mortgage Loan UW NCF DSCR	Net Cash Flow UW (In-Place) divided by Total Senior Mortgage Loan Annual Debt Service Payment
Whole Mortgage Loan UW NOI DSCR	Net Operating Income UW (In-Place) divided by Whole Loan Annual Debt Service Payment
Whole Mortgage Loan UW NCF DSCR	Net Cash Flow UW (In-Place) divided by Whole Loan Annual Debt Service Payment

B-3